Debt (Details) - USD ($) $ in Thousands	Dec. 31, 2014	Dec. 31, 2013
Notes payable – current
Uncommitted lines of credit	$ 24,750	$ 43,062
Other	825	729
Short-term Debt	25,575	43,791
Long-term debt
Credit facility	240,000	239,000
Senior notes	225,000	225,000
Industrial development revenue bonds	11,900	11,900
Other	2,894	4,342
Long-term debt	$ 479,794	$ 480,242